Environmental Obligations Recoveries and Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recorded Recoveries [Roll Forward]
Expected recoveries recorded, beginning	$ 46.2	$ 38.6
Increase (Decrease) in Recoveries	(2.9)	18.4
Cash Received	(4.9)	(10.8)
Expected recoveries recorded, ending	38.4	46.2	$ 38.6
Transfer to environmental obligations (from) asset retirement obligations		2.6
Accrual for Environmental Loss Contingencies, Balance Sheet Classification [Abstract]
Environmental reserves, current, net of recoveries	63.0	71.6
Environmental reserves, long-term continuing and discontinued, net of recoveries	458.5	340.2
Total environmental reserves, net of recoveries	521.5	411.8	360.4	$ 334.3
Net Environmental Provisions [Abstract]
Continuing operations	21.7	16.2	36.6
Discontinued operations	153.9	76.1	36.9
Net environmental provision	175.6	92.3	73.5
Net Environmental Provisions, Assets and Liabilities [Abstract]
Environmental reserves	178.2	105.6	80.8
Other assets	(2.6)	(13.3)	(7.3)
Net environmental provision	175.6	92.3	73.5
Environmental liabilities, continuing and discontinued
Recorded Recoveries [Roll Forward]
Expected recoveries recorded, beginning	13.9	11.4
Increase (Decrease) in Recoveries	(5.5)	2.5
Cash Received	(0.5)	0.0
Expected recoveries recorded, ending	7.9	13.9	11.4
Other assets
Recorded Recoveries [Roll Forward]
Expected recoveries recorded, beginning	32.3	27.2
Increase (Decrease) in Recoveries	2.6	15.9
Cash Received	(4.4)	(10.8)
Expected recoveries recorded, ending	$ 30.5	$ 32.3	$ 27.2